Wireless Licenses, Goodwill and Other Intangible Assets	3 Months Ended
Mar. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Wireless Licenses, Goodwill and Other Intangible Assets

Note 4. Wireless Licenses, Goodwill, and Other Intangible Assets
Wireless Licenses
The carrying amounts of Wireless licenses are as follows:

	At March 31,	At December 31,
(dollars in millions)	2019	2018
Wireless licenses	$94,237	$94,130

At March 31, 2019 and 2018, approximately $7.2 billion and $13.6 billion, respectively, of wireless licenses were under development for commercial service for which we were capitalizing interest costs. We recorded approximately $88 million and $124 million of capitalized interest on wireless licenses for the three months ended March 31, 2019 and 2018, respectively.

The average remaining renewal period of our wireless licenses portfolio was 4.4 years as of March 31, 2019.

Goodwill
In November 2018, we announced a strategic reorganization of our business. As discussed in Note 1, the Company began reporting externally under the new structure as of April 1, 2019. The below table relates to the previous reporting structure in effect as of March 31, 2019.

Changes in the carrying amount of Goodwill are as follows:

(dollars in millions)	Historical Wireless	Historical Wireline	Historical Other	Total
Balance at January 1, 2019 (1)	$18,397	$3,871	$2,346	$24,614
Acquisitions (Note 3)	—	20	—	20
Reclassifications, adjustments and other	—	1	—	1
Balance at March 31, 2019 (1)	$18,397	$3,892	$2,346	$24,635

(1) Goodwill is net of accumulated impairment charge of $4.6 billion, related to our Media reporting unit (included within Historical Other in the table above), which was recorded in the fourth quarter of 2018.

Other Intangible Assets
The following table displays the composition of Other intangible assets, net:

	At March 31, 2019			At December 31, 2018
(dollars in millions)	Gross Amount	Accumulated Amortization	Net Amount	Gross Amount	Accumulated Amortization	Net Amount
Customer lists (8 to 13 years)	$3,953	$(1,213)	$2,740	$3,951	$(1,121)	$2,830
Non-network internal-use software (3 to 7 years)	18,958	(13,192)	5,766	18,603	(12,785)	5,818
Other (2 to 25 years)	1,999	(897)	1,102	1,988	(861)	1,127
Total	$24,910	$(15,302)	$9,608	$24,542	$(14,767)	$9,775

The amortization expense for Other intangible assets was as follows:

Three Months Ended
(dollars in millions)	March 31,
2019	$555
2018	534

The estimated future amortization expense for Other intangible assets for the remainder of the current year and next 5 years is as follows:

Years	(dollars in millions)
Remainder of 2019	$1,603
2020	1,837
2021	1,544
2022	1,276
2023	1,004
2024	749